Accounts Receivables (Tables)	12 Months Ended
Oct. 31, 2023
Accounts Receivables [Abstract]
Schedule of Accounts Receivables, Net Related Party	Accounts receivables, net is comprised of the following:
	October 31,	October 31,
	2023	2022
Accounts receivables	50,874	45,100
Allowance for doubtful accounts	(41,697)	(5,753)
Total, net	9,177	39,347

Schedule of Accounts Receivables, Net Related Party
	October 31,	October 31,
	2023	2022
Accounts receivables-related parties	513,914	354,857
Allowance for doubtful accounts	(355,717)	(139,911)
Total, net	158,197	214,946

Schedule of the Activity in the Allowance for Doubtful Accounts	The following is a summary of the activity in the allowance for doubtful accounts:
	October 31,	October 31,
	2023	2022
Balance at beginning of year	145,664	18,458
Provision	261,301	143,003
Charge-offs		-
Recoveries		-
Effect of translation adjustment	(9,551)	(15,797)
Balance at end	397,414	145,664